Schedule I, Condensed Financial Statements, of condensed cash flow statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed cash flow statements [Abstract]
Cash Flow from operating activities	$ 385,623	$ 334,418	$ 299,485
Cash Flow-investing activities [Abstract]
B. Net cash used in investing activities	71,368	(26,359)	(929,850)
Cash Flow-financing activities [Abstract]
Dividend paid to shareowner	(99,483)	(35,509)	(137,166)
C. Net cash provided by/(used in) financing activities	(416,327)	(226,103)	810,931
Net increase/(decrease) in cash and cash equivalents	40,664	81,956	180,566
Cash, cash equivalents and bank overdrafts at beginning of the year	594,811	514,712	354,154
Cash and cash equivalents at the end of the year	669,387	594,811	514,712
Parent Company [Member]
Condensed cash flow statements [Abstract]
Cash Flow from operating activities	34,937	5,911	(15,943)
Cash Flow-investing activities [Abstract]
Decrease (increase) in investment and advance to affiliates	151,033	97,341	(939,503)
Net decrease (increase) in other assets	0	0	(157)
B. Net cash used in investing activities	151,033	97,341	(939,660)
Cash Flow-financing activities [Abstract]
Net increase/(decrease) in borrowings and other liabilities	(64,754)	0	310,462
Dividend paid to shareowner	(94,845)	(26,585)	(128,859)
Capital increase and other	0	0	664,120
C. Net cash provided by/(used in) financing activities	(159,599)	(26,585)	845,723
Net increase/(decrease) in cash and cash equivalents	26,371	76,667	(109,880)
Cash, cash equivalents and bank overdrafts at beginning of the year	122,154	45,487	155,367
Cash and cash equivalents at the end of the year	$ 148,525	$ 122,154	$ 45,487